Cost of Sales - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Cost Of Sales [Line Items]
Reversal of impairment loss	R 0	R 0	R 0
Change in production costs	7,726
Rehabilitation spend	R 15	47	R 86
Percentage production cost increase	35.00%
Mponeng operations and related assets
Disclosure Of Cost Of Sales [Line Items]
Change in production costs	R 5,230
Change in estimate – Income statement	R 80
Capitalised Stripping Cost [Member] | Hidden Valley
Disclosure Of Cost Of Sales [Line Items]
Change in production costs		R 557